Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts
Three Years Ended December 31, 2013
($ in thousands)

	Allowance for Doubtful Accounts(1)
	2013	2012	2011
Balance at beginning of period	$4,419	$2,367	$2,699
Additions:
Bad debt expense	1,564	2,926	2,948
Deductions:
Charge-offs of uncollectible balances	(4,130)	(874)	(3,280)

Balance at end of period	$1,853	$4,419	$2,367

(1)
Includes the allowance for doubtful accounts for both accounts receivable and other receivables.